Gains (losses) from operating activities in the statement of income, included according to their nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 2,862,315	$ 1,817,191	$ 1,943,655
Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	908,815	701,688	723,920
Iodine and derivatives [Member]
Statement [Line Items]
Revenue	437,931	334,657	371,020
Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	936,121	383,373	505,714
Potassium [Member]
Statement [Line Items]
Revenue	416,592	209,294	212,151
Industrial chemicals [Member]
Statement [Line Items]
Revenue	132,011	160,608	94,875
Others [Member]
Statement [Line Items]
Revenue	30,845	27,571	35,975
Chile [Member]
Statement [Line Items]
Revenue	219,648	153,745	211,857
Chile [Member] | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	136,523	100,353	109,975
Chile [Member] | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	1,538	1,234	1,064
Chile [Member] | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	901	399	599
Chile [Member] | Potassium [Member]
Statement [Line Items]
Revenue	50,573	23,963	27,371
Chile [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	4,125	4,059	39,512
Chile [Member] | Others [Member]
Statement [Line Items]
Revenue	25,988	23,737	33,336
Latin America and the Caribbean [Member]
Statement [Line Items]
Revenue	326,287	159,990	161,928
Latin America and the Caribbean [Member] | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	88,990	69,535	78,872
Latin America and the Caribbean [Member] | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	10,198	10,843	7,972
Latin America and the Caribbean [Member] | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	4,905	1,597	3,593
Latin America and the Caribbean [Member] | Potassium [Member]
Statement [Line Items]
Revenue	214,304	72,697	64,868
Latin America and the Caribbean [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	7,367	4,951	6,354
Latin America and the Caribbean [Member] | Others [Member]
Statement [Line Items]
Revenue	523	367	269
Europe
Statement [Line Items]
Revenue	482,765	380,125	393,764
Europe | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	179,744	145,896	149,992
Europe | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	173,329	142,161	123,525
Europe | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	75,674	49,719	76,250
Europe | Potassium [Member]
Statement [Line Items]
Revenue	33,948	30,029	27,973
Europe | Industrial chemicals [Member]
Statement [Line Items]
Revenue	18,662	11,585	15,289
Europe | Others [Member]
Statement [Line Items]
Revenue	1,408	735	735
North America
Statement [Line Items]
Revenue	558,002	427,570	451,272
North America | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	314,895	246,737	243,399
North America | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	102,746	90,292	90,070
North America | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	50,349	25,558	45,810
North America | Potassium [Member]
Statement [Line Items]
Revenue	57,682	39,432	43,312
North America | Industrial chemicals [Member]
Statement [Line Items]
Revenue	29,860	23,963	27,798
North America | Others [Member]
Statement [Line Items]
Revenue	2,470	1,588	883
Asia and others [Member]
Statement [Line Items]
Revenue	1,275,613	695,761	724,834
Asia and others [Member] | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	188,663	139,167	141,682
Asia and others [Member] | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	150,120	90,127	148,389
Asia and others [Member] | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	804,292	306,100	379,462
Asia and others [Member] | Potassium [Member]
Statement [Line Items]
Revenue	60,085	43,173	48,627
Asia and others [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	71,997	116,050	5,922
Asia and others [Member] | Others [Member]
Statement [Line Items]
Revenue	$ 456	$ 1,144	$ 752